Submission	Mar. 27, 2025
Submission [Line Items]
Central Index Key	0000898173
Registrant Name	O REILLY AUTOMOTIVE INC
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES